Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 08, 2021	Sep. 30, 2025	Dec. 31, 2024	Aug. 04, 2021	Jun. 20, 2020	Jun. 09, 2020	May 08, 2020
Senior Convertible Debt ]Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal	$ 100,000,000	$ 100,000,000,000	$ 100,000,000
Interest rate		8.00%	8.00%
Due	Apr. 05, 2025	Apr. 05, 2026	Apr. 05, 2026
SBA CARES Act Loan [Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal		$ 149,900,000	$ 149,900		$ 149,900	$ 149,900	$ 150,000
Interest rate		3.75%	3.75%		3.75%	3.75%	3.75%
Due		Jun. 01, 2050	Jun. 01, 2050
Economic Injury Disaster Loan (“EIDL”) [Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal		$ 500,000,000	$ 500,000	$ 500,000
Interest rate		3.75%	3.75%
Due		May 08, 2050	May 08, 2050